Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 64,865	$ 559,158
Accounts receivable, net	55,063
Inventory	1,012,799	97,636
Prepaid expenses and other current assets	238,467	539,592
Deferred offering cost	889,189	297,437
Total current assets	2,260,383	1,493,823
Property and equipment, net	988,382	9,595
Construction-in-progress		452,405
Deposits	16,803	3,178
Intangible assets	131,576	189,956
Operating lease right-of-use asset	196,580	158,451
Total assets	3,593,724	2,307,408
Current liabilities:
Accounts payable (includes related party balances of $686,476 as of December 31, 2022)	2,532,690	436,011
Accrued expenses and other current liabilities	278,088	116,825
Lease liability, current portion	78,626	36,449
Loans and note payable	1,097,742
Total current liabilities	3,987,145	589,285
Lease liability, net of current portion	117,954	122,002
Total liabilities	4,105,099	711,287
Commitments and contingencies (see Note 10)
Shareholders’ equity
Common shares, no par value – unlimited authorized, 6,351,354 and 5,804,254 shares issued and outstanding as of December 31, 2022, and December 31, 2021, respectively	7,081,261	4,357,943
Additional paid-in capital	693,951	195,501
Accumulated deficit	(8,314,421)	(2,921,325)
Accumulated other comprehensive loss	27,834	(35,998)
Total shareholders’ equity	(511,375)	1,596,121
Total liabilities and shareholders’ equity	$ 3,593,724	$ 2,307,408